Goodwill and Other Intangible Assets, Net (Future Amortization Expense) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 66.3
2017	64.3
2018	51.8
2019	9.2
2020	$ 7.0